Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Entity Central Index Key	0001777921
Entity Registrant Name	AvePoint, Inc.
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	POS AM
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4461709
Entity Address, Address Line One	525 Washington Blvd, Suite 1400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	793-1111
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AvePoint, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on July 23, 2021, which was amended on August 5, 2021 (the “Pre-Effective Amendment”), and which was declared effective on August 9, 2021 (as amended and supplemented, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the Registration Statement.